LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Loans, Net [Abstract]
Disclosure of detailed information about loans and advances [text block]
a)	This item consists of the following:

	2017	2016
	S/(000)	S/(000)

Direct loans
Loans	77,712,186	71,792,562
Leasing receivables	7,401,018	8,302,898
Credit cards	6,880,017	7,036,975
Discounted Notes	1,999,099	1,921,403
Factoring receivables	1,722,436	1,428,571
Advances and overdrafts in current account	113,630	151,613
Refinanced loans	915,493	844,830
Restructured loans	121	126
Total direct loans	96,744,000	91,478,978

Internal overdue loans and under legal collection loans	3,020,914	2,620,411
	99,764,914	94,099,389
Add (less) -
Accrued interest	779,684	784,391
Unearned interest	(66,823)	(114,879)
Total direct loans	100,477,775	94,768,901
Allowance for loan losses (d)	(4,500,498)	(4,207,133)
Total direct loans, net	95,977,277	90,561,768

Indirect loans, Note 20(a)	19,369,559	19,831,985

Disclosure of detailed information about classification of direct loans [text block]
b)	Direct loans by class are as follows:

	2017	2016
	S/(000)	S/(000)

Commercial loans	58,455,548	54,133,871
Residential mortgage loans	15,452,087	14,495,454
Micro-business loans	13,927,557	12,951,628
Consumer loans	11,929,722	12,518,436
Total	99,764,914	94,099,389

Disclosure of detailed information about the movement in the allowance for loan losses [text block]
d)	The movement in the allowance for loan losses (direct and indirect loans) is shown below:

	2017
		Residential	Micro-business
	Commercial loans	mortgage loans	loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balances at the beginning of the period	1,235,970	193,385	1,353,168	1,634,169	4,416,692
Provision, net of recoveries	715,072	49,505	522,885	501,703	1,789,165
Recovery of written-off loans	22,857	1,158	54,046	190,252	268,313
Loan portfolio written-off	(217,160)	(10,662)	(437,594)	(760,785)	(1,426,201)
Exchange difference and others	(76,613)	(5,099)	(15,927)	(7,322)	(104,961)
Balances at the end of the period (*)	1,680,126	228,287	1,476,578	1,558,017	4,943,008

	2016
		Residential	Micro-business
	Commercial loans	mortgage loans	Loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balances at the beginning of the period	1,197,713	173,879	1,372,099	1,288,528	4,032,219
Provision, net of recoveries	25,567	26,845	538,233	1,194,850	1,785,495
Recovery of written-off loans	219,986	814	50,588	6,326	277,714
Loan portfolio written-off	(143,871)	(7,877)	(606,546)	(853,844)	(1,612,138)
Exchange difference and others	(63,425)	(276)	(1,206)	(1,691)	(66,598)
Balances at the end of the period (*)	1,235,970	193,385	1,353,168	1,634,169	4,416,692

	2015
		Residential	Micro-business
	Commercial loans	mortgage loans	loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balances at the beginning of the period	556,270	165,138	1,124,072	1,256,616	3,102,096
Provision, net of recoveries	732,834	(321)	512,052	636,333	1,880,898
Recovery of written-off loans	157,790	362	7,333	5,794	171,279
Loan portfolio written-off	(341,067)	(4,936)	(403,993)	(721,326)	(1,471,322)
Exchange difference and others	91,886	13,636	132,635	111,111	349,268
Balances at the end of the period (*)	1,197,713	173,879	1,372,099	1,288,528	4,032,219

(*)
The movement in the allowance for loan losses includes the allowance for direct and indirect loans for approximately S/4,500.5 million and S/442.5 million, respectively, at December 31, 2017 (approximately S/4,207.1 million and S/209.6 million, respectively, at December 31, 2016 and approximately S/3,840.3 million and S/191.9 million, respectively, at December 31, 2015). The allowance for indirect loan losses is included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2017, 2016 and 2015 has been established in accordance with IAS 39 and is sufficient to cover incurred losses on the loan portfolio.

Disclosure of detailed information about direct gross loan on maturity basis [text block]
f)	The table below shows the gross direct loan portfolio at December 31, 2017 and 2016 by maturity based on the remaining period to repayment due date:

	2017	2016
	S/(000)	S/(000)
Outstanding loans -
Up to 1 year	38,052,430	35,455,309
From 1 to 3 years	20,167,475	19,214,591
From 3 to 5 years	12,082,996	11,907,513
Over 5 years	26,441,099	24,901,565
	96,744,000	91,478,978
Internal overdue loans -
Overdue 90 days	639,329	539,947
Over 90 days	2,381,585	2,080,464
	3,020,914	2,620,411

	99,764,914	94,099,389